Subsequent Events - Additional Information (Details) $ in Thousands					4 Months Ended	12 Months Ended
	Jul. 11, 2016 USD ($) Property Contract Account	Jun. 23, 2016 USD ($)	Apr. 07, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Jun. 22, 2016 USD ($) store Restaurant
Subsequent Event [Line Items]
Business acquisition total purchase price						$ 24,625
Proceeds from issuance of long-term debt					$ 494	$ 1,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination agreements, transaction amount							$ 115,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Due date				Oct. 01, 2019
Subsequent Event [Member] | Each Quarter through March 31, 2017 [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Maximum funded debt to EBITDA ratio				625.00%
Subsequent Event [Member] | Each Quarter after March 31, 2017 [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Maximum funded debt to EBITDA ratio				550.00%
Maximum funded debt to EBITDA ratio, subject to future acquisitions				600.00%
Subsequent Event [Member] | Senior Notes [Member] | 6.250% Senior Notes Due 2021 [Member]
Subsequent Event [Line Items]
Face amount			$ 800,000
Debt Instrument, Interest Rate, Stated Percentage			6.25%
Due date			Apr. 15, 2021
Proceeds from issuance of long-term debt			$ 789,400
Subsequent Event [Member] | Texas [Member]
Subsequent Event [Line Items]
Number of Stores | store							14
Subsequent Event [Member] | New York [Member]
Subsequent Event [Line Items]
Number of Stores | store							18
Number of restaurant | Restaurant							1
Subsequent Event [Member] | Denny Oil Company Inc [Member]
Subsequent Event [Line Items]
Business acquisition total purchase price	$ 55,000
Number of fee properties | Property	13
Number of supply contracts | Contract	127
Subsequent Event [Member] | Emerge Energy Services LP [Member]
Subsequent Event [Line Items]
Business acquisition total purchase price		$ 178,500
Subsequent Event [Member] | Minimum [Member] | Term Loan [Member] | Applicable Margin on LIBOR Loan [Member]
Subsequent Event [Line Items]
Basis spread on variable rate				1.50%
Subsequent Event [Member] | Minimum [Member] | Term Loan [Member] | Applicable Margin on Base Rate Loan [Member]
Subsequent Event [Line Items]
Basis spread on variable rate				0.50%
Subsequent Event [Member] | Minimum [Member] | Denny Oil Company Inc [Member]
Subsequent Event [Line Items]
Number of commercial accounts | Account	500
Subsequent Event [Member] | Maximum [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Face amount				$ 2,035,000
Subsequent Event [Member] | Maximum [Member] | Term Loan [Member] | Applicable Margin on LIBOR Loan [Member]
Subsequent Event [Line Items]
Basis spread on variable rate				2.50%
Subsequent Event [Member] | Maximum [Member] | Term Loan [Member] | Applicable Margin on Base Rate Loan [Member]
Subsequent Event [Line Items]
Basis spread on variable rate				1.50%